HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2019
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Schedule of assets and liabilities classified as held-for-sale
The following is a summary of the assets and liabilities classified as held for sale as at December 31, 2019 and 2018:

AS AT DEC. 31 (MILLIONS)	Infrastructure	Real Estate	Renewable Power and Other	2019 Total	2018 Total
Assets
Cash and cash equivalents	$42	$1	$15	$58	$21
Accounts receivable and other	120	5	49	174	112
Investment properties	—	251	—	251	617
Property, plant and equipment	1,307	—	423	1,730	779
Equity accounted investments	190	223	—	413	568
Other long-term assets	872	—	—	872	88
Deferred income tax assets	1	—	3	4	—
Assets classified as held for sale	$2,532	$480	$490	$3,502	$2,185
Liabilities
Accounts payable and other	$182	$2	$39	$223	$193
Non-recourse borrowings of managed entities	774	138	159	1,071	619
Deferred income tax liabilities	364	—	32	396	—
Liabilities associated with assets classified as held for sale	$1,320	$140	$230	$1,690	$812